Tradr 2X Long Innovation ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$60,367,741
TOTAL NET ASSETS — 100.0%	$60,367,741

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	ARK Innovation ETF	Receive	4.83% (OBFR01* + 50bps)	At Maturity	5/2/2025	$36,224,887	$-	$22,330,337
Clear Street	ARK Innovation ETF	Receive	4.88% (OBFR01* + 55bps)	At Maturity	6/27/2025	48,662,973	-	16,326,618
TOTAL EQUITY SWAP CONTRACTS								$38,656,955

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.